Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Balanced Portfolio
April 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Jonathan Kasen (co-manager), Steven Kaye (co-manager), Monty Kori (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Peter Saperstone (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Robert Stansky (co-manager), and Tobias Welo (co-manager) have managed the fund since January 2014.

Ford O'Neil (co-manager) has managed the fund since July 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 11.

Ford O'Neil is co-manager of the fund, which he has managed since July 2015 and, prior to that, from October 2001 to January 2015. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VBAL-15-02  August 14, 2015
1.918616.107

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Balanced Portfolio
April 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Jonathan Kasen (co-manager), Steven Kaye (co-manager), Monty Kori (co-manager), Robert Lee (co-manager), Brian Lempel (co-manager), Peter Saperstone (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Robert Stansky (co-manager), and Tobias Welo (co-manager) have managed the fund since January 2014.

Ford O'Neil (co-manager) has managed the fund since July 2015.

The following information replaces the biographical information for Ford O'Neil found in the "Fund Management" section on page 11.

Ford O'Neil is co-manager of the fund, which he has managed since July 2015 and, prior to that, from October 2001 to January 2015. Mr. O'Neil manages the fixed-income asset class of the fund. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

VB-INV-15-02  August 14, 2015
1.918617.107